Trading Financial Assets and Futures Trading Activities	6 Months Ended
Jun. 30, 2026
Trading Financial Assets and Futures Trading Activities [Abstract]
TRADING FINANCIAL ASSETS AND FUTURES TRADING ACTIVITIES
3.	Trading Financial Assets and Futures Trading Activities

During 2025, the Company engaged in speculative futures trading activities through accounts held with a licensed futures broker in the PRC. These activities were conducted to facilitate the Company’s commodity trading operations and were not designated as hedging instruments for accounting purposes.

Balances held within futures trading accounts, including margin deposits and settlement balances, are classified as trading financial assets and are measured at fair value.

As of June 30, 2026 and December 31, 2025, trading financial assets primarily consisted of balances held with a licensed futures broker related to commodity futures trading activities.

For the period ended June 30, 2026, the Company recognized:

●	realized trading gains of approximately RMB7.3 million.

The Company closed out its open futures positions with associated margin deposits in May 2026.